Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Schedule of revenue of GDSI International as reflected in such financial statements

Revenue Targets
July 1, 2014 - June 30, 2015	$9,911,000
July 1, 2015 - June 30, 2016	$18,921,000
July 1, 2016 - June 30, 2017	$24,327,000
Percentage vesting based on revenue targets:

Revenue as a % of Target	% Vest
90% - 100%	100%
80% - 90%	90%
70% - 80%	80%
60% - 70%	70%
50% - 60%	60%
40% - 50%	50%
30% - 40%	40%
20% - 30%	30%
10% - 20%	20%
less than 10%	0%